DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS

July 31, 2019

(Unaudited)

Principal Amount (000)	Description (a)	Value

	LONG-TERM INVESTMENTS - 146.6%

	Alabama - 1.7%
$2,000	Jefferson Cnty. Brd. of Ed. Pub. Sch.
	Warrants,
	5.00%, 2/01/46	$2,342,260

	Alaska - 0.3%
290	Anchorage Elec. Util. Rev.,
	5.00%, 12/01/36	335,988

	Arizona - 3.8%
1,350	Arizona St. Univ. Rev.,
	5.00%, 7/01/37	1,606,365
650	Arizona St. Hlth. Fac. Auth. Rev.,
	Scottsdale Lincoln Hosp. Proj.,
	5.00%, 12/01/42	730,970
1,000	Maricopa Cnty. Indl. Dev. Auth. Rev.,
	4.00%, 1/01/34	1,106,190
500	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40	563,345
1,000	Northern Arizona Univ. SPEED Rev.,
	(Stimulus Plan for Econ. and Edl. Dev.),
	5.00%, 8/01/38	1,113,880

		5,120,750

	California - 17.4%
1,150	California St. Hlth. Facs. Fin. Auth. Rev.,
	Kaiser Permanente,
	4.00%, 11/01/44	1,259,825
275	California St. Hlth. Facs. Fin. Auth. Rev.,
	Providence St. Joseph Hlth.,
	4.00%, 10/01/36	302,802
1,500	California St. Hlth. Facs. Fin. Auth. Rev.,
	Sutter Hlth.,
	5.00%, 11/15/46	1,741,035
100	California St. Muni. Fin. Auth. Student
	Hsg. Rev., Bowles Hall Foundation,
	5.00%, 6/01/35	111,527
1,000	California St. Gen. Oblig.,
	5.00% 10/01/28	1,194,050

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,000	California St. Pub. Wks. Brd. Lease Rev.,
	Dept. of Corrections and Rehab.,
	5.25%, 9/01/29	$1,156,800
750	California Statewide Communities Dev.
	Auth. Rev., Marin General Hosp.,
	4.00%, 8/01/45	777,202
600	Contra Costa Cnty. Successor Agy.
	to Redev. Agy., Tax Allocation,
	5.00%, 8/01/35, BAM	733,488
1,000	Garden Grove Successor Agy. to Agy.
	Cmty. Dev., Tax Allocation,
	5.00%, 10/01/31, BAM	1,213,560
2,000	Gilroy Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/41	2,176,920
280	Lancaster Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 8/01/33, AGM	335,549
1,000	Los Angeles Cnty. Santn. Dists. Fin. Auth. Rev.,
	5.00%, 10/01/34	1,179,050
250	Palm Desert Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/28, BAM	314,530
2,550	Riverside Cnty. Sngl. Fam. Rev.,
	7.80%, 5/01/21,
	Escrowed to maturity (b)	2,832,974
1,000	San Jose Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/42	1,110,280
1,215	San Marcos Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/32	1,459,300
2,000	San Mateo Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 8/01/30	2,354,420
1,000	Temple City Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/43	1,075,480
1,750	Univ. of California Rev.,
	4.00%, 5/15/48	1,926,190

		23,254,982

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Colorado - 4.5%
$1,120	Colorado St. Hsg. & Fin. Auth. Rev.,
	3.60%, 11/01/38	$1,183,616
400	Denver Conv. Center & Hotel Auth. Rev.,
	5.00%, 12/01/27	475,728
1,000	Eagle River Wtr. & Santn. Dist.
	Enterprise Wstwtr. Rev.,
	5.00%, 12/01/42	1,108,150
1,680	Public Auth. for Colorado Energy,
	Natural Gas Purch. Rev.,
	6.25%, 11/15/28	2,153,710
1,000	Univ. of Colorado Enterprise Rev.,
	4.00%, 6/01/43	1,113,080

		6,034,284

	Connecticut - 6.1%
900	Connecticut St. Gen. Oblig.,
	5.00%, 9/15/35	1,091,916
425	Connecticut St. Gen. Oblig.,
	4.00%, 4/15/38	473,318
700	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Hartford HlthCare.,
	5.00%, 7/01/32	744,849
1,000	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Hartford HlthCare.,
	5.00%, 7/01/41	1,054,540
500	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Univ. of New Haven,
	5.00%, 7/01/43	576,320
550	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale-New Haven Hosp.,
	5.00%, 7/01/48	605,082
570	Connecticut St. Hsg. Auth. Rev.,
	3.00%, 5/15/33	573,956
500	Connecticut St. Hsg. Auth. Rev.,
	3.20%, 11/15/33	523,925
1,000	S. Central Connecticut Reg. Wtr. Auth. Rev.,
	5.00%, 8/01/41
	Prerefunded 8/01/21 @ $100 (b)	1,077,250
1,200	Univ. of Connecticut Spec. Oblig. Rev.,
	5.00%, 11/15/43	1,441,896

		8,163,052

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

Principal Amount (000)	Description (a)	Value

	District of Columbia - 1.7%
$1,000	District of Columbia Gen. Oblig.,
	5.00%, 6/01/43	$1,211,010
1,000	District of Columbia Inc. Tax Rev.,
	5.00%, 12/01/31	1,030,450

		2,241,460

	Florida - 21.7%
755	Brevard Cnty. Sch. Brd. Ref. COP,
	5.00%, 7/01/32	913,535
1,500	Broward Cnty. Port Fac. Rev.,
	6.00%, 9/01/23	1,505,790
1,000	Central Florida Expwy. Auth. Rev.,
	4.00%, 7/01/36	1,106,740
1,000	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	Baptist Hosp.,
	6.00%, 8/15/36	1,043,330
2,000	Florida St. Brd. of Ed. Cap. Outlay
	Gen. Oblig.,
	5.00%, 6/01/41	2,123,460
2,350	Florida St. Brd. of Gov. Florida State Univ.
	Dorm Rev.,
	5.00%, 5/01/33	2,640,718
1,000	Hillsborough Cnty. Aviation Auth. Rev.,
	Tampa Int’l. Arpt.,
	5.00%, 10/01/44	1,134,300
500	Lee Cnty. Tran. Fac. Rev.,
	5.00%, 10/01/35, AGM	574,665
1,080	Miami Beach Hlth. Facs. Auth.
	Hosp. Rev.,
	5.00%, 11/15/39	1,207,192
500	Miami Beach Redev. Agy. Rev.,
	5.00%, 2/01/40, AGM	566,565
1,225	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	5.00%, 4/01/45	1,385,389
2,220	Miami-Dade Cnty. Sch. Brd. Ref. COP,
	5.00%, 2/01/34	2,595,779
250	Miami-Dade Cnty. Aviation Rev.,
	5.00%, 10/01/32	274,038
2,000	Orlando and Orange Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/35	2,241,260

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,000	Reedy Creek Impvt. Dist. Gen. Oblig.,
	5.00%, 6/01/38	$1,114,880
2,035	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/01/31, NRE	2,693,221
2,190	Seminole Cnty. Sch. Brd. COP,
	5.00%, 7/01/33	2,606,144
830	S. Florida Wtr. Mgmt. Dist. COP,
	5.00%, 10/01/35	975,773
470	Tallahassee Hlth. Facs. Rev.,
	Tallahassee Memorial Hlthcare.,
	5.00%, 12/01/41	528,238
665	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	4.00%, 7/01/42	731,972
880	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/47	1,029,926

		28,992,915

	Georgia - 0.4%
500	Atlanta Arpt. Passenger Fac. Charge Gen. Rev.,
	5.00%, 1/01/32	573,490

	Idaho - 0.2%
240	Idaho St. Hlth. Facs. Auth. Rev.,
	St. Luke’s Hlth. Sys.,
	5.00%, 3/01/37	282,840

	Illinois - 14.2%
500	Chicago Multi-Family Hsg. Rev.,
	4.90%, 3/20/44, FHA	501,450
1,000	Chicago O’Hare Intl. Arpt. Rev.,
	Customer Fac. Charge,
	5.125%, 1/01/30, AGM	1,123,020
620	Chicago O’Hare Intl. Arpt. Rev.,
	5.25%, 1/01/42	736,641
250	Chicago Sales Tax Rev.,
	5.00%, 1/01/30
	Prerefunded 1/01/25 @ $100 (b)	298,635
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/30	292,907
650	Chicago Wtrwks. Rev.,
	5.25%, 11/01/32, AGM	785,115

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

Principal Amount (000)	Description (a)	Value

$250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/36, AGM	$293,127
865	Chicago Wtrwks. Rev.,
	5.00%, 11/01/44	953,230
1,225	Illinois St. Fin. Auth. Rev.,
	Advocate Hlthcare. Network,
	5.00%, 5/01/45	1,375,650
525	Illinois St. Fin. Auth. Rev.,
	Centegra Hlth. Sys.,
	5.00%, 9/01/42	585,553
520	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 8/15/37	568,240
1,070	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	4.00%, 11/15/39	1,133,398
1,000	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	5.00%, 11/15/39	1,121,820
1,025	Illinois St. Fin. Auth. Rev.,
	Swedish Covenant Hosp.,
	6.00%, 8/15/38,
	Prerefunded 2/15/20 @ $100 (b)	1,051,547
1,000	Illinois St. Gen. Oblig.,
	5.00%, 2/01/27	1,142,080
2,000	Illinois St. Gen. Oblig.,
	5.50%, 1/01/29	2,406,960
750	Illinois St. Toll Hwy. Auth. Rev.,
	5.00%, 1/01/41	871,725
330	Railsplitter Tobacco Settlement Auth. Rev.,
	5.00%, 6/01/27	396,323
1,000	Railsplitter Tobacco Settlement Auth. Rev.,
	6.00%, 6/01/28
	Prerefunded 6/01/21 @ $100 (b)	1,087,200
1,000	Sales Tax Securitization Corp. Rev.,
	5.00%, 1/01/48	1,128,580
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/01/34	1,122,970

		18,976,171

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Indiana - 2.8%
$240	Indiana St. Fin. Auth. Hosp. Rev.,
	Indiana Univ. Hlth.,
	5.00%, 12/01/28	$280,656
2,000	Indiana St. Fin. Auth. Hosp. Rev.,
	Parkview Hlth.,
	5.00%, 11/01/43	2,358,420
1,000	Indiana St. Fin. Auth. Rev.
	State Revolving Fund,
	5.00%, 2/01/31
	Prerefunded 2/01/21 @ $100 (b)	1,058,220

		3,697,296

	Kentucky - 0.8%
900	Kentucky Bond Dev. Corp.
	Transient Room Tax Rev.,
	5.00%, 9/01/43	1,070,046

	Louisiana - 4.9%
1,250	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/30	1,401,225
605	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/36	672,754
1,250	Louisiana St. Tran. Auth. Rev.,
	5.00%, 8/15/38	1,408,938
300	New Orleans Swr. Svc. Rev.,
	5.00%, 6/01/44	330,402
500	Port of New Orleans Brd. of
	Commissioners Port Fac. Rev.,
	5.00%, 4/01/33	545,165
1,100	Regional Tran. Auth. Sales Tax Rev.,
	5.00%, 12/01/30, AGM	1,152,261
1,000	Terrebonne Parish Consol. Wtrwks.
	Dist. No. 1 Rev.,
	5.00%, 11/01/37	1,105,320

		6,616,065

	Maine - 1.8%
95	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33,
	Prerefunded 7/1/23 @ $100 (b)	108,801
905	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33	998,487

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

Principal Amount (000)	Description (a)	Value

$610	Portland General Arpt. Rev.,
	5.00%, 7/01/31	$668,615
540	Portland General Arpt. Rev.,
	5.00%, 7/01/32	590,755

		2,366,658

	Maryland - 1.1%
250	Baltimore Convention Center Hotel Rev.,
	5.00%, 9/01/36	289,000
1,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	Anne Arundel Hlth. Sys.,
	5.00%, 7/01/39	1,124,900

		1,413,900

	Massachusetts - 7.4%
3,000	Massachusetts St. Bay Trans. Auth. Rev.,
	5.50%, 7/01/29, NRE	4,064,190
1,000	Massachusetts St. Gen. Oblig.,
	5.25%, 9/01/25, AGM	1,232,970
1,000	Massachusetts St. Gen. Oblig.,
	5.50%, 8/01/30, AMBAC	1,362,920
2,000	Massachusetts St. College Bldg. Auth. Rev.,
	5.00%, 5/01/40
	Prerefunded 5/1/20 @ $100 (b)	2,058,620
1,000	Massachusetts St. Port Auth. Rev.,
	5.00%, 7/01/47	1,171,150

		9,889,850

	Michigan - 1.9%
1,000	Holland Elec. Util. Sys. Rev.,
	5.00%, 7/01/39	1,063,680
550	Michigan St. Fin. Auth. Rev.,
	Beaumont Hlth. Credit Group,
	5.00%, 11/01/44	625,295
540	Michigan St. Bldg. Auth. Rev.,
	4.00%, 10/15/36	594,038
225	Royal Oak Hosp. Fin. Auth. Rev.,
	William Beaumont Hosp.,
	5.00%, 9/01/39	250,405

		2,533,418

	Nebraska - 2.2%
500	Nebraska St. Pub. Pwr. Dist. Gen. Rev.,
	5.00%, 1/01/34	538,040
1,900	Omaha Gen. Oblig.,
	5.25%, 4/01/27	2,423,222

		2,961,262

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

Principal Amount (000)	Description (a)	Value

	New Jersey - 2%
$400	Camden Cnty. Impvt. Auth. Hlthcare.
	Redev. Rev., Cooper Hlth. Sys.,
	5.00%, 2/15/33	$443,296
240	New Jersey St. Tpk. Auth. Rev.,
	4.00%, 1/01/35	269,302
1,750	Tobacco Settlement Financing Corp. Rev.,
	5.25%, 6/01/46	1,995,018

		2,707,616

	New York - 9.7%
1,000	Albany Indl. Dev. Agy. Rev.,
	Brighter Choice Charter Sch.,
	5.00%, 4/01/32	1,001,280
300	Buffalo and Erie Cnty. Indl. Land. Dev. Rev.,
	Catholic Hlth. Sys.,
	5.25%, 7/01/35	351,123
700	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	763,224
530	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	634,808
600	New York Cntys. Tobacco Trust VI Rev.,
	5.00%, 6/01/45	636,624
1,000	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.00%, 6/15/34	1,132,630
660	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.375%, 6/15/43
	Prerefunded 12/15/20 @ $100 (b)	699,725
340	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.375%, 6/15/43	359,060
1,000	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.50%, 6/15/43
	Prerefunded 12/15/20 @ $100 (b)	1,061,890
500	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	Adjustable Rate Bond,
	1.48%, 6/15/48	500,000
2,000	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/31	2,360,880

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,000	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 3/15/42	$1,221,640
900	Port Auth. of New York and New Jersey Rev.,
	5.00%, 6/01/33	1,030,131
500	Triborough Bridge & Tunnel Auth. Rev.,
	5.00%, 11/15/30	563,805
195	TSASC Inc. Tobacco Settlement Rev.,
	5.00%, 6/01/34	224,621
400	Utility Debt Securitization Auth.
	Restructuring Rev.,
	5.00%, 12/15/31	463,196

		13,004,637

	Ohio - 5.6%
690	Deerfield Twp. Tax Increment Rev.,
	5.00%, 12/01/25	692,104
570	Northeast Ohio Regl. Swr. Dist. Rev.,
	4.00%, 11/15/43	631,452
500	Ohio St. Gen. Oblig.,
	5.00%, 9/01/30
	Prerefunded 9/01/20 @ $100 (b)	521,050
2,000	Ohio St. Hosp. Rev.,
	Univ. Hosp. Hlth. Sys.,
	4.00%, 1/15/44	2,095,760
1,040	Ohio St. Tpk. Comm. Rev.,
	5.00%, 2/15/31
	Prerefunded 2/15/20 @ $100 (b)	1,061,954
2,445	Ohio St. Wtr. Dev. Auth. Rev.,
	5.50%, 6/01/20, AGM	2,534,487

		7,536,807

	Oregon - 1.8%
500	Oregon St. Gen. Oblig.,
	5.00%, 5/01/41	588,600
570	Port of Portland Intl. Arpt. Rev.,
	5.00%, 7/01/32	654,047
1,000	Washington Cnty. Sch. Dist. 48J
	(Beaverton), Gen. Oblig.
	Convertible CAB,
	5.00%, 6/15/36	1,217,590

		2,460,237

	Pennsylvania - 4.4%
2,000	Delaware River Port Auth. Rev.,
	5.00%, 1/01/34	2,268,900

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

Principal Amount (000)	Description (a)	Value

$500	Pennsylvania St. Higher Ed. Facs. Auth. Rev.,
	5.00%, 6/15/28	$515,315
1,020	Pennsylvania St. Tpk. Commision,
	Oil Franchise Tax Rev.,
	5.00%, 12/01/23, AGC,
	Prerefunded 12/01/19 @ $100 (b)	1,033,107
2,000	Philadelphia Wtr. & Wstwtr. Rev.,
	5.00%, 1/01/41	2,081,640

		5,898,962

	Rhode Island - 2.2%
1,070	Rhode Island St. Clean Wtr. Fin. Agy.,
	Wtr. Poll. Control Rev. (Green Bonds),
	5.00%, 10/01/32	1,253,569
1,600	Rhode Island St. Hlth. & Edl. Bldg. Corp.,
	Higher Ed. Facs. Rev.,
	Providence College,
	5.00%, 11/01/41	1,708,496

		2,962,065

	South Carolina - 2%
2,000	Charleston Cnty. Spl. Source Rev.,
	5.00%, 12/01/32	2,294,220
290	SCAGO Edl. Facs. Corp. Rev.,
	Pickens Cnty. Sch. Dist.,
	5.00%, 12/01/24	343,876

		2,638,096

	Tennessee - 5.4%
250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev.,
	Erlanger Hlth. Sys.,
	5.00%, 10/01/34	279,105
1,620	Tennessee St. Energy Acquisition Corp. Rev.,
	5.25%, 9/01/20	1,680,572
1,000	Tennessee St. Energy Acquisition Corp. Rev.,
	5.25%, 9/01/21	1,070,780
695	Tennessee St. Hsg. Dev. Agy.,
	3.625%, 7/01/32	750,065
495	Tennessee St. Hsg. Dev. Agy.,
	3.90%, 7/01/42	523,309
495	Tennessee St. Hsg. Dev. Agy.,
	4.00%, 7/01/43	525,779
2,000	Tennessee St. Sch. Bond Auth. Rev.,
	5.00%, 11/01/42	2,422,300

		7,251,910

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Texas - 10.7%
$850	Austin Indep. Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/36, PSF	$948,515
650	Dallas Area Rapid Transit Rev.,
	5.00%, 12/01/41	755,885
500	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/32	544,740
1,250	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/39	1,511,950
1,000	Houston Hotel Occupancy Tax & Spl. Rev.,
	5.25%, 9/01/29	1,077,180
1,410	Houston Util. Sys. Rev.,
	5.00%, 11/15/32	1,603,889
1,000	Lewisville Indep. Sch. Dist. Gen. Oblig.,
	3.00%, 8/15/39, PSF	1,010,160
1,305	North Texas Twy. Auth. Rev.,
	Convertible CAB,
	0.00%, 9/01/43
	Prerefunded 9/01/31 @ $100 (b)	1,615,081
1,000	North Texas Twy. Auth. Rev.,
	5.00%, 1/01/31	1,163,850
1,000	North Texas Twy. Auth. Rev.,
	4.00%, 1/01/43	1,092,420
700	San Antonio Indep. Sch. Dist. Sch. Bldg.
	Gen. Oblig.,
	5.00%, 8/15/38, PSF	830,872
1,000	Texas St. Wtr. Development Brd. Rev.,
	St. Wtr. Implementation Fund,
	4.00%, 10/15/47	1,092,950
1,000	Upper Trinity Reg. Wtr. Dist. Rev.,
	4.00%, 8/01/37, AGM	1,041,150

		14,288,642

	Vermont - 2.1%
2,000	Univ. of Vermont & St. Agric. College
	Gen. Oblig.,
	5.00%, 10/01/38	2,186,480
500	Vermont St. Edl. and Hlth. Bldg. Fin. Agy. Rev.,
	Univ. of Vermont Med. Center,
	5.00%, 12/01/35	586,820

		2,773,300

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Virginia - 2.8%
$1,250	Riverside Regl. Jail Auth. Fac. Rev.,
	5.00%, 7/01/26	$1,508,863
2,000	Virginia St. College Bldg. Auth. Rev.,
	5.00%, 2/01/23	2,266,760

		3,775,623

	Washington - 0.9%
1,000	King Cnty. Wtr. Rev.,
	5.00%, 7/01/41	1,176,780

	Wisconsin - 1.4%
1,400	Wisconsin St. Pub. Fin. Auth. Hosp. Rev.,
	Renown Reg. Med. Ctr.,
	5.00%, 6/01/40	1,610,966
250	Wisconsin St. Pub. Fin. Auth.,
	Solid Waste Disp. Rev.,
	2.875%, 5/01/27	264,268

		1,875,234

	Wyoming - 0.7%
900	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
	5.75%, 10/01/20	917,631

	Total Long-Term Investments
	(Cost $183,570,188)	196,134,227

	TOTAL INVESTMENTS - 146.6%
	(Cost $183,570,188)	196,134,227
	Variable Rate MuniFund Term Preferred Shares at liquidation value - (48.6)%	(65,000,000)
	Other assets less other liabilities - 2.0%	2,614,436

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$133,748,663

(a) The following abbreviations are used in the portfolio descriptions:

AGC–Assured Guaranty Corp.*

AGM–Assured Guaranty Municipal Corp.*

AMBAC–Ambac Assurance Corporation*

BAM–Build America Mutual Assurance Company*

CAB–Capital Appreciation Bond

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

COP–Certificate of Participation

FHA–Federal Housing Authority*

NRE–National Public Finance Guarantee Corporation*

PSF–Texas Permanent School Fund*

* Indicates an obligation of credit support, in whole or in part.

(b) Prerefunded and escrowed to maturity issues are secured by escrowed cash, U.S. government obligations, or other securities.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2019:

Level 2
Municipal bonds	$196,134,227

There were no Level 1 or Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dtf or the Securities and Exchange Commission’s website at www.sec.gov.